Loans, allowance for loan losses and credit quality - Counterparty rating (Details 3) - CHF (SFr) SFr in Millions	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	SFr 272,969	SFr 270,112	SFr 264,830	SFr 258,268
Value of collateral	245,157		239,741
Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	208,873		202,876
Value of collateral	193,758		189,048
Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	62,086		59,971
Value of collateral	49,991		49,271
Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	2,010		1,983
Value of collateral	1,408		1,422
Corporate and institutional
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	117,711	115,386	112,553	108,550
Corporate and institutional | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	71,354		68,135
Corporate and institutional | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	44,942		42,986
Corporate and institutional | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,415		1,432
Corporate and institutional | Real estate
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	25,276		26,003
Corporate and institutional | Real estate | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	19,389		20,278
Corporate and institutional | Real estate | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	5,766		5,640
Corporate and institutional | Real estate | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	121		85
Corporate and institutional | Commercial and industrial loans
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	80,762		76,025
Corporate and institutional | Commercial and industrial loans | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	42,332		39,475
Corporate and institutional | Commercial and industrial loans | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	37,183		35,250
Corporate and institutional | Commercial and industrial loans | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,247		1,300
Corporate and institutional | Financial institutions
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	10,495		9,326
Corporate and institutional | Financial institutions | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	8,518		7,258
Corporate and institutional | Financial institutions | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,930		2,022
Corporate and institutional | Financial institutions | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	47		46
Corporate and institutional | Governments and public institutions
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,178		1,199
Corporate and institutional | Governments and public institutions | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,115		1,124
Corporate and institutional | Governments and public institutions | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	63		74
Corporate and institutional | Governments and public institutions | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	0		1
Consumer
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	155,258	SFr 154,726	152,277	149,718
Consumer | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	137,519		134,741
Consumer | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	17,144		16,985
Consumer | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	595		551
Consumer | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	107,085		106,039
Consumer | Mortgages | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	95,851		94,553
Consumer | Mortgages | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	10,913		11,214
Consumer | Mortgages | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	321		272
Consumer | Loans collateralized by securities
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	44,025		42,016
Consumer | Loans collateralized by securities | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	39,944		38,387
Consumer | Loans collateralized by securities | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	3,985		3,530
Consumer | Loans collateralized by securities | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	96		99
Consumer | Consumer finance
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	4,148		4,222
Consumer | Consumer finance | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,724		1,801
Consumer | Consumer finance | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	2,246		2,241
Consumer | Consumer finance | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	178		180
Bank
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	278,486		268,917	261,769
Value of collateral	245,188		239,772
Bank | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	214,402		206,976
Value of collateral	193,801		189,092
Bank | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	62,086		59,971
Value of collateral	49,991		49,271
Bank | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,998		1,970
Value of collateral	1,396		1,409
Bank | Corporate and institutional
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	123,228		116,640	112,051
Bank | Corporate and institutional | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	76,883		72,235
Bank | Corporate and institutional | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	44,942		42,986
Bank | Corporate and institutional | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,403		1,419
Bank | Corporate and institutional | Real estate
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	25,276		26,003
Bank | Corporate and institutional | Real estate | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	19,389		20,278
Bank | Corporate and institutional | Real estate | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	5,766		5,640
Bank | Corporate and institutional | Real estate | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	121		85
Bank | Corporate and institutional | Commercial and industrial loans
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	81,353		76,147
Bank | Corporate and institutional | Commercial and industrial loans | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	42,935		39,610
Bank | Corporate and institutional | Commercial and industrial loans | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	37,183		35,250
Bank | Corporate and institutional | Commercial and industrial loans | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,235		1,287
Bank | Corporate and institutional | Financial institutions
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	15,421		13,291
Bank | Corporate and institutional | Financial institutions | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	13,444		11,223
Bank | Corporate and institutional | Financial institutions | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,930		2,022
Bank | Corporate and institutional | Financial institutions | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	47		46
Bank | Corporate and institutional | Governments and public institutions
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,178		1,199
Bank | Corporate and institutional | Governments and public institutions | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,115		1,124
Bank | Corporate and institutional | Governments and public institutions | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	63		74
Bank | Corporate and institutional | Governments and public institutions | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	0		1
Bank | Consumer
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	155,258		152,277	SFr 149,718
Bank | Consumer | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	137,519		134,741
Bank | Consumer | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	17,144		16,985
Bank | Consumer | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	595		551
Bank | Consumer | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	107,085		106,039
Bank | Consumer | Mortgages | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	95,851		94,553
Bank | Consumer | Mortgages | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	10,913		11,214
Bank | Consumer | Mortgages | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	321		272
Bank | Consumer | Loans collateralized by securities
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	44,025		42,016
Bank | Consumer | Loans collateralized by securities | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	39,944		38,387
Bank | Consumer | Loans collateralized by securities | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	3,985		3,530
Bank | Consumer | Loans collateralized by securities | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	96		99
Bank | Consumer | Consumer finance
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	4,148		4,222
Bank | Consumer | Consumer finance | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,724		1,801
Bank | Consumer | Consumer finance | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	2,246		2,241
Bank | Consumer | Consumer finance | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	SFr 178		SFr 180